[MassMutual Financial Group Letterhead Appears Here]

April 28, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MML Bay State Life Insurance Company
MML Bay State Variable Life Separate Account I
Registration Statement No. 033-82060 to Post-Effective Amendment No. 13

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Company”) and MML Bay State Variable Life Separate Account I (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment No. 13 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on April 26, 2006.

Sincerely,

/s/    Michele M. Oneto

Michele M. Oneto, Esq.

Counsel

Massachusetts Mutual Life Insurance Company